CASH AND CASH EQUIVALENTS - Breakdown of cash and cash equivalents by related parties and third parties (Details)
€ in Millions, ¥ in Millions, RM in Millions, MOP$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, Rp in Billions
	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 MOP (MOP$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 MYR (RM)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 TWD ($)	Dec. 31, 2016 SGD ($)	Dec. 31, 2016 MOP (MOP$)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 AUD ($)	Dec. 31, 2016 HKD ($)	Dec. 31, 2016 MYR (RM)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)	Dec. 31, 2014 IDR (Rp)
CASH AND CASH EQUIVALENTS
Cash in banks										Rp 4,530										Rp 4,164
Time deposits										20,603										25,593
Total cash and cash equivalents									$ 1,853	25,145									$ 2,194	29,767	Rp 28,117	Rp 17,672
Rupiah
CASH AND CASH EQUIVALENTS
Cash on hand										12										10
Third parties
CASH AND CASH EQUIVALENTS
Cash in banks										1,079										742
Time deposits										4,818										9,484
HSBC | USD
CASH AND CASH EQUIVALENTS
Cash in banks									14	184									13	176
HSBC | Hong Kong dollars
CASH AND CASH EQUIVALENTS
Cash in banks							$ 4			6							$ 2			4
SCB | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										0										0
SCB | USD
CASH AND CASH EQUIVALENTS
Cash in banks									11	154									6	74
Time deposits									10	136									18	242
SCB | Singapore dollar
CASH AND CASH EQUIVALENTS
Cash in banks			$ 0							1			$ 5							43
Time deposits													15							139
Bank Permata | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										278										14
Time deposits																				1,492
Bank Permata | USD
CASH AND CASH EQUIVALENTS
Cash in banks									0	2									7	96
DBS | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										24										101
DBS | USD
CASH AND CASH EQUIVALENTS
Cash in banks									0	0									0	0
Bank Muamalat | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										91										305
Others | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										334										150
Time deposits										30										32
Others | USD
CASH AND CASH EQUIVALENTS
Cash in banks									4	61									5	69
Others | Euro
CASH AND CASH EQUIVALENTS
Cash in banks					€ 1					20					€ 0					1
Others | Hong Kong dollars
CASH AND CASH EQUIVALENTS
Cash in banks							0			0							0			0
Others | Australian dollar
CASH AND CASH EQUIVALENTS
Cash in banks						$ 0				1						$ 1				12
Others | Singapore dollar
CASH AND CASH EQUIVALENTS
Cash in banks			0							2			0							0
Others | Taiwanese new dollar
CASH AND CASH EQUIVALENTS
Cash in banks		$ 8								4		$ 3								1
Others | Malaysian ringgits
CASH AND CASH EQUIVALENTS
Cash in banks								RM 2		8								RM 0		0
Time deposits								RM 14		47
Others | Macau patacas
CASH AND CASH EQUIVALENTS
Cash in banks				MOP$ 0						0				MOP$ 0						1
Bank CIMB Niaga | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										600										2,025
Bank CIMB Niaga | USD
CASH AND CASH EQUIVALENTS
Time deposits									2	31
OCBC NISP | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										1,200										1,550
OCBC NISP | USD
CASH AND CASH EQUIVALENTS
Time deposits																			10	134
Bank Mega | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										1,243										1,226
Bank Mega | USD
CASH AND CASH EQUIVALENTS
Time deposits																			14	185
UOB | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits																				1,345
UOB | USD
CASH AND CASH EQUIVALENTS
Time deposits									20	263
BTPN | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										676										461
BTPN | USD
CASH AND CASH EQUIVALENTS
Time deposits									30	401
Bank ANZ | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										5										200
Bank ANZ | USD
CASH AND CASH EQUIVALENTS
Time deposits									5	73
Bank Bukopin | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										22										148
Related parties
CASH AND CASH EQUIVALENTS
Cash in banks										3,451										3,422
Time deposits										15,785										16,109
Bank Mandiri | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										1,481										1,897
Time deposits										446										1,552
Bank Mandiri | USD
CASH AND CASH EQUIVALENTS
Cash in banks									27	367									41	548
Time deposits																			5	67
Bank Mandiri | Yen
CASH AND CASH EQUIVALENTS
Cash in banks	¥ 7									1	¥ 6									1
Bank Mandiri | Euro
CASH AND CASH EQUIVALENTS
Cash in banks					1					17					1					11
Bank Mandiri | Hong Kong dollars
CASH AND CASH EQUIVALENTS
Cash in banks							$ 1			2							$ 1			1
Bank Mandiri | Australian dollar
CASH AND CASH EQUIVALENTS
Cash in banks						$ 0				0						$ 0				0
BNI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										968										581
Time deposits										5,315										4,043
BNI | USD
CASH AND CASH EQUIVALENTS
Cash in banks									1	13									6	84
Time deposits									9	116									25	336
BNI | Euro
CASH AND CASH EQUIVALENTS
Cash in banks					€ 0					6					€ 5					68
BNI | Singapore dollar
CASH AND CASH EQUIVALENTS
Cash in banks			$ 0							0			$ 0							0
BRI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										466										95
Time deposits										4,954										4,076
BRI | USD
CASH AND CASH EQUIVALENTS
Cash in banks									6	82									8	107
Time deposits									15	203									47	632
BTN | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										2,958										3,356
BJB | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits										1,726										2,020
Other related entities | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks										47										29
Time deposits										67										27
Other related entities | USD
CASH AND CASH EQUIVALENTS
Cash in banks									$ 0	Rp 1									$ 0	Rp 0